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Alan F. Denenberg

Davis Polk & Wardwell LLP 1600 El Camino Real Menlo Park, CA 94025	650 752 2004 tel 650 752 3604 fax alan.denenberg@davispolk.com
CONFIDENTIAL

February 14, 2020

U.S. Securities and Exchange Commission

Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549

Attention:	Ms. Brittany Ebbertt Mr. Craig Wilson Mr. Matthew Crispino Ms. Jan Woo

Re:	PF2 SpinCo, Inc. Amendment No. 2 to Registration Statement on Form S-4/S-1 Filed February 14, 2020 File No. 333-236236

Ladies and Gentlemen:

On behalf of PF2 SpinCo, Inc. (formerly PF2 SpinCo LLC)1, we hereby transmit (i) via EDGAR for filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 2 (“Amendment No. 2”) to the above-referenced Registration Statement on Form S-4 and Form S-1 (the “Registration Statement”) and (ii) via courier a copy of the Registration Statement marked to show changes from Amendment No. 1 to the Registration Statement filed on February 10, 2020. The Registration Statement has been revised to include unaudited financial statements as of December 31, 2019 and for the nine months ended December 31, 2019 and 2018 and to reflect certain other changes.

The Registration Statement contains a joint preliminary prospectus—offer to exchange that is being filed by (i) PF2 SpinCo, Inc., McKesson Corporation’s

[1]	The Registration Statement reflects PF2 SpinCo’s conversion from a Delaware limited liability company to a Delaware corporation on December 27, 2019.

2	February 14, 2020

subsidiary, as part of the Registration Statement and (ii) Change Healthcare Inc. as part of a registration statement on Form S-4 (File No. 333-236234).

We are happy to provide alternate marked versions of Amendment No. 2 (marked against any other previous submission) to the extent they would be helpful to the Staff. Please do not hesitate to contact me at (650) 752-2004 or alan.denenberg@davispolk.com if you have any questions regarding the foregoing or if I can provide any additional information.

Very truly yours,

/s/ Alan F. Denenberg

Alan F. Denenberg

Enclosure:

Marked Version of Amended Registration Statement filed February 14, 2020

Via courier and EDGAR